Business Segments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Segment	Dec. 31, 2012 West Group	Dec. 31, 2011 West Group	Dec. 31, 2010 Mideast Group	Dec. 31, 2010 Southeast Group
Segment Reporting Information [Line Items]
Reportable business segments	3
Land acquired through noncash transactions		$ 690,000	$ 144,961,000	$ 1,900,000	$ 450,000